Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	2.53%	1.08%
Net Unrealized Appreciation/(Depreciation)	$ 7,297,674	$ 5,130,564
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	2.51%	0.94%
Net Unrealized Appreciation/(Depreciation)	7,245,011	4,479,842
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.02%	0.14%
Net Unrealized Appreciation/(Depreciation)	52,663	650,722
Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	2.75%	1.60%
Net Unrealized Appreciation/(Depreciation)	7,926,941	7,621,101
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.06%)	0.54%
Net Unrealized Appreciation/(Depreciation)	(175,907)	2,577,288
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.30%)	(0.09%)
Net Unrealized Appreciation/(Depreciation)	(852,934)	(404,470)
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.80%)	0.44%
Net Unrealized Appreciation/(Depreciation)	(2,295,130)	2,094,220
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.06%
Net Unrealized Appreciation/(Depreciation)		292,341
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		(0.01%)
Net Unrealized Appreciation/(Depreciation)		(47,455)
Long Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		(0.02%)
Net Unrealized Appreciation/(Depreciation)		(111,109)
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		(0.01%)
Net Unrealized Appreciation/(Depreciation)		(40,844)
Long Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.42%
Net Unrealized Appreciation/(Depreciation)		2,001,287
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.02%
Net Unrealized Appreciation/(Depreciation)	51,710
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.33%	0.04%
Net Unrealized Appreciation/(Depreciation)	3,829,439	182,574
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.02%)	0.00%
Net Unrealized Appreciation/(Depreciation)	(70,129)	14,300
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	2.58%	0.67%
Net Unrealized Appreciation/(Depreciation)	7,439,892	3,157,189
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.09%)	(0.20%)
Net Unrealized Appreciation/(Depreciation)	(269,086)	(949,561)
Short Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.24%)	(0.66%)
Net Unrealized Appreciation/(Depreciation)	(681,930)	(3,141,259)
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.05%)	(0.64%)
Net Unrealized Appreciation/(Depreciation)	(146,735)	(3,030,038)
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.24%	0.04%
Net Unrealized Appreciation/(Depreciation)	687,063	224,946
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.04%)	0.01%
Net Unrealized Appreciation/(Depreciation)	(115,038)	32,326
Short Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	10,508
Short Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	14,063
Short Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.04%)
Net Unrealized Appreciation/(Depreciation)	(139,609)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.01%)	0.00%
Net Unrealized Appreciation/(Depreciation)	(18,670)	(11,590)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.46%)	(0.19%)
Net Unrealized Appreciation/(Depreciation)	(1,340,658)	(897,543)
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.03%	0.14%
Net Unrealized Appreciation/(Depreciation)	98,528	647,490
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.05%	(0.02%)
Net Unrealized Appreciation/(Depreciation)	153,580	(106,850)
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.11%	0.34%
Net Unrealized Appreciation/(Depreciation)	$ 321,749	$ 1,600,283